SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING TAXABLE FIXED INCOME FUNDS
For the Allspring Real Return Fund (the “Fund”)

Effective immediately, the Allspring Real Return Fund is no longer offered in this prospectus and all references to the Fund are hereby removed.

September 1, 2023	SUP1753 09-23